Lease liabilities - Disclosure of detailed information about lease liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Lease liabilities [Abstract]
Balance - January 1	$ 4,783	$ 6,050
New liability	1,008	0
Payments of liabilities	(1,024)	(817)
Foreign exchange revaluation impact	235	(450)
Balance - December 31	5,002	4,783
Current	1,207	852
Non-current	3,795	3,931
Balance - December 31	$ 5,002	$ 4,783